Expense Example {- Fidelity Advisor Freedom® 2010 Fund} - 03.31 Fidelity Advisor Freedom Funds Class Z6 PRO-07 - Fidelity Advisor Freedom® 2010 Fund - Class Z6	May 29, 2021 USD ($)
Expense Example:
1 year	$ 39
3 years	122
5 years	210
10 years	$ 468